CECL (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance				SFr 6	SFr 6
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance				5	5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance				(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance				1	1
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance				43	43
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance				55	55	SFr 45
Other financial assets, Current-period provision for expected credit losses					4,291	24	SFr 11
Other financial assets, Gross write-offs					(9)	(12)
Other financial assets, Recovery					0	2
Other financial assets, Net write-offs					(9)	(10)
Other financial assets, Foreign currency translation impact and other adjustments, net					(121)	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	SFr (0)				(0)	6
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)				(0)	5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)				(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,186				4,186	1
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	30				30	43
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,216				4,216	55	45
Other financial assets, individually evaluated	4,202				4,202	17
Other financial assets, collectively evaluated	14				14	38
Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses	(5)	SFr (188)	SFr 70	4,430	4,307
Bank
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance				1	1
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance				5	5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance				(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance				1	1
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance				41	41
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance				SFr 48	48	43
Other financial assets, Current-period provision for expected credit losses					4,295	19	11
Other financial assets, Gross write-offs					(8)	(12)
Other financial assets, Recovery					0	2
Other financial assets, Net write-offs					(8)	(10)
Other financial assets, Foreign currency translation impact and other adjustments, net					(121)	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)				(0)	1
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)				(0)	5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)				(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,186				4,186	1
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	28				28	41
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,214				4,214	48	SFr 43
Other financial assets, individually evaluated	4,200				4,200	15
Other financial assets, collectively evaluated	SFr 14				14	SFr 33
Bank | Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses					SFr 4,307